Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of Estimated Useful Life of Right of Use Assets

Our consolidated estimated useful lives of ROU assets as at December 31, 2023 are as follows:

Sites	1 – 30 years
International leased circuits(1)	2 – 20 years
Poles(2)	1 – 12 years
Domestic leased circuits	1 – 10 years
Office buildings	1 – 25 years
Co-located sites(3)	3 – 11 years

(1)
As at December 31, 2022, the estimated useful life ranges from 1-11 years.
(2)
As at December 31, 2022, the estimated useful life ranges from 2-12 years.
(3)
As at December 31, 2022, the estimated useful life ranges from 3-7 years.

Schedule of Changes in Right of Use Assets

Our consolidated rollforward analysis of ROU assets as at December 31, 2023 and 2022 are as follows:

	Sites	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Sale and Leaseback Adjustment	Total
	(in million pesos)
December 31, 2022
Costs:
Balances at beginning of the year	23,093	4,257	3,631	1,732	1,669	10	—	34,392
Additions (Note 28)	32,735	402	116	851	165	5	—	34,274
Business combination	90	—	—	—	—	—	—	90
Currency translation	—	—	—	—	1	—	—	1
Disposals	—	—	—	—	(5)	—	—	(5)
Asset retirement obligation	(1,412)	—	—	—	(95)	—	—	(1,507)
Modifications	(7)	(106)	432	(8)	1	—	(12,776)	(12,464)
Terminations	(12,188)	(294)	—	(139)	(316)	—	—	(12,937)
Balances at end of the year	42,311	4,259	4,179	2,436	1,420	15	(12,776)	41,844

Accumulated depreciation and amortization:
Balances at beginning of the year	(8,666)	(2,014)	(1,629)	(966)	(1,030)	(6)	—	(14,311)
Terminations	4,923	150	—	71	293	—	—	5,437
Charge from asset retirement obligation	1,545	—	—	—	103	—	—	1,648
Disposals	—	—	—	—	5	—	—	5
Currency translation	—	—	—	—	(1)	—	—	(1)
Modifications	—	—	—	—	(10)	—	—	(10)
Business combination	(33)	—	—	—	—	—	—	(33)
Depreciation from continuing operations (Notes 2 and 3)	(3,803)	(832)	(875)	(475)	(313)	(3)	640	(5,661)
Depreciation from discontinued operations (Notes 2 and 3)	(21)	—	—	—	(34)	—	—	(55)
Balances at end of the year	(6,055)	(2,696)	(2,504)	(1,370)	(987)	(9)	640	(12,981)
Net book value as at December 31, 2022	36,256	1,563	1,675	1,066	433	6	(12,136)	28,863

December 31, 2023
Costs:
Balances at beginning of the year	42,311	4,259	4,179	2,436	1,420	15	(12,776)	41,844
Additions (Note 28)	14,942	341	66	99	255	56	—	15,759
Asset retirement obligation	93	—	—	—	(26)	—	—	67
Modifications	(35)	(46)	(851)	(326)	(149)	(18)	—	(1,425)
Terminations	(2,117)	(249)	(30)	(208)	(341)	—	(1,449)	(4,394)
Reclassification to ROU assets classified as held-for-sale	(2,508)	—	—	—	—	—	—	(2,508)
Balances at end of the year	52,686	4,305	3,364	2,001	1,159	53	(14,225)	49,343

Accumulated depreciation and amortization:
Balances at beginning of the year	(6,055)	(2,696)	(2,504)	(1,370)	(987)	(9)	640	(12,981)
Modifications	23	—	278	147	236	6	—	690
Charge from asset retirement obligation	16	—	—	—	17	—	—	33
Terminations	1,292	220	10	208	183	—	(129)	1,784
Depreciation from continuing operations (Notes 2 and 3)	(5,493)	(822)	(940)	(617)	(332)	(36)	1,342	(6,898)
Depreciation from discontinued operations (Notes 2 and 3)	—	—	—	—	(19)	—	—	(19)
Reclassification to ROU assets classified as held-for-sale	765	—	—	—	—	—	—	765
Balances at end of the year	(9,452)	(3,298)	(3,156)	(1,632)	(902)	(39)	1,853	(16,626)
Net book value as at December 31, 2023	43,234	1,007	208	369	257	14	(12,372)	32,717

Summary of Amounts Recognized in Consolidated Income Statements

The following amounts are recognized in our consolidated income statements for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
		(in million pesos)
Depreciation expense of ROU assets from continuing operations (Note 3)	6,898	5,661	5,330
Depreciation expense of ROU assets from discontinued operations (Notes 2 and 3)	19	55	58
Interest expense on lease liabilities from continuing operations (Note 5)	3,266	2,057	1,158
Interest expense on lease liabilities from discontinued operations	2	7	12
Variable lease payments (included in general and administrative expenses) from continuing operations	656	587	780
Variable lease payments (included in general and administrative expenses) from discontinued operations	(2)	2	(9)
Expenses relating to short-term leases (included in general and administrative expenses) (Note 5)	714	1,440	1,459
Expenses relating to leases of low-value assets (included in general and administrative expenses) (Note 5)	2	2	1
Total amount recognized in consolidated income statements	11,555	9,811	8,789

Schedule of Changes in Lease Liabilities

Our consolidated rollforward analysis of lease liabilities as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Balances at beginning of the year	42,435	21,686
Additions (Note 28)	15,759	34,277
Accretion on lease liabilities from continuing operations (Note 5)	3,266	2,057
Accretion on lease liabilities from discontinued operations	2	7
Business combination	—	46
Reclassification to lease liabilities classified as held-for-sale	(1,503)	(1,668)
Foreign exchange gains – net	1	215
Lease modifications	(933)	317
Termination	(774)	(6,171)
Settlement of obligations	(10,707)	(8,331)
Balances at end of the year (Notes 3 and 28)	47,546	42,435
Less current portion of lease liabilities (Note 27)	5,921	10,477
Noncurrent portion of lease liabilities (Note 27)	41,625	31,958